Shareholders' Equity (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options	6,127,382	5,456,344
Outstanding options, Weighted average exercise price	$ 8.52	$ 8.23
Outstanding options, Weighted average remaining contractual life (years)	6 years 6 months 7 days	7 years 4 days
Exercisable options	3,801,244	2,928,548
Exercisable options, Weighted average exercise price	$ 7.62	$ 6.58
Exercisable options, Remaining contractual life (in years)	5 years 6 months 4 days	5 years 6 months 18 days
0.00-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.00	$ 0.00
Exercise price, upper range limit	$ 2.00	$ 2.00
Outstanding options		76,275
Outstanding options, Weighted average exercise price		$ 1.48
Outstanding options, Weighted average remaining contractual life (years)		6 months 4 days
Exercisable options		76,275
Exercisable options, Weighted average exercise price		$ 1.48
Exercisable options, Remaining contractual life (in years)		6 months 4 days
2.34-3.90 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 2.34	$ 2.34
Exercise price, upper range limit	$ 3.90	$ 3.90
Outstanding options	94,975	98,475
Outstanding options, Weighted average exercise price	$ 3.89	$ 3.89
Outstanding options, Weighted average remaining contractual life (years)	2 years	2 years 11 months 5 days
Exercisable options	94,975	98,475
Exercisable options, Weighted average exercise price	$ 3.89	$ 3.89
Exercisable options, Remaining contractual life (in years)	2 years	2 years 11 months 5 days
4.09-5.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 4.02	$ 4.09
Exercise price, upper range limit	$ 5.98	$ 5.98
Outstanding options	2,035,969	2,044,894
Outstanding options, Weighted average exercise price	$ 5.13	$ 5.16
Outstanding options, Weighted average remaining contractual life (years)	4 years 3 months 18 days	5 years 18 days
Exercisable options	1,998,447	1,794,049
Exercisable options, Weighted average exercise price	$ 5.12	$ 5.10
Exercisable options, Remaining contractual life (in years)	4 years 2 months 23 days	4 years 9 months 15 days
6.12-7.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 6.12	$ 6.12
Exercise price, upper range limit	$ 7.96	$ 7.96
Outstanding options	98,364	60,864
Outstanding options, Weighted average exercise price	$ 6.87	$ 6.80
Outstanding options, Weighted average remaining contractual life (years)	6 years 10 months 10 days	6 years 1 month 10 days
Exercisable options	43,264	39,639
Exercisable options, Weighted average exercise price	$ 6.79	$ 6.75
Exercisable options, Remaining contractual life (in years)	3 years 9 months 15 days	5 years 1 month 2 days
8.16-9.98 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 8.16	$ 8.16
Exercise price, upper range limit	$ 9.98	$ 9.98
Outstanding options	2,095,088	1,184,004
Outstanding options, Weighted average exercise price	$ 9.02	$ 9.11
Outstanding options, Weighted average remaining contractual life (years)	8 years 29 days	8 years 3 months 4 days
Exercisable options	757,064	588,290
Exercisable options, Weighted average exercise price	$ 9.12	$ 9.13
Exercisable options, Remaining contractual life (in years)	6 years 10 months 10 days	7 years 7 months 2 days
10.19-14.3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 10.19	$ 10.19
Exercise price, upper range limit	$ 14.3	$ 14.30
Outstanding options	1,702,986	1,841,832
Outstanding options, Weighted average exercise price	$ 12.33	$ 12.31
Outstanding options, Weighted average remaining contractual life (years)	7 years 10 months 10 days	8 years 10 months 24 days
Exercisable options	907,494	331,820
Exercisable options, Weighted average exercise price	$ 12.29	$ 11.98
Exercisable options, Remaining contractual life (in years)	7 years 7 months 28 days	7 years 11 months 27 days
Restricted Stock Units (RSUs) [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
RSUs outstanding	100,000	150,000